Related party transactions (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Total compensation	€ 2,116	€ 3,374	€ 4,786	€ 6,757
Executive Management
Disclosure of transactions between related parties [line items]
Short-term employee benefits	767	573	1,532	1,181
Share-based payments	1,064	2,475	2,671	4,949
Total compensation	1,831	3,048	4,203	6,130
Non-executive Board of Directors
Disclosure of transactions between related parties [line items]
Short-term employee benefits	71	58	142	113
Share-based payments	214	267	441	513
Total compensation	€ 285	€ 326	€ 583	€ 627